Nature of Operations (Details Textual)	12 Months Ended
Jun. 30, 2015
Stockholders' Equity, Reverse Stock Split	Effective May 1, 2014, the Company effected a 6 to 1 reverse split of the Company’s common stock, in which for every six (6) shares of common stock combined into one (1) share of common stock.